Interest-Bearing Loans and Borrowings - Summary of Interest-Bearing Loans and Borrowings (Details) - 3.03% Interest-Bearing Loans $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Effective interest rate (%)	3.03%
Maturity	No specific maturity date
Loans from a collaborator	$ 120,462